Bayer License - Additional Information (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Jan. 05, 2021	Jun. 30, 2021	Dec. 31, 2020
Bayer License [Line Items]
Date of licence agreement with Bayer		Oct. 07, 2020	Oct. 07, 2020
Licence fee payable to Bayer			$ 5,000
Licence fee paid to Bayer	$ 5,000
Aggregate milestone payments Payable to Bayer		$ 1,000,000	1,000,000
Minimum [Member]
Bayer License [Line Items]
Milestone payments payables per licenced product to Bayer		110,000	110,000
Maximum [Member]
Bayer License [Line Items]
Milestone payments payables per licenced product to Bayer		$ 318,000	$ 318,000
Subsequent Event [Member]
Bayer License [Line Items]
Licence fee paid to Bayer	$ 5,000